Financial instruments (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Financial instruments fair value gains
Net gains on equity investments measured at fair value through other comprehensive income	$ (94)	[1]	$ (30)	$ (48)	$ (12)
Non-cash and other movements				(594)	(814)
Net cash inflow from operating activities				4,851	4,480
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period				2,222	2,865
Additions				60
Settlements				(398)	(367)
Disposals					(121)
Revaluations				202	293
Discount unwind				66	85
Contingent liabilities recognised in business combination at end of period	2,152		$ 2,755	2,152	2,755
Change in royalty agreement concerning Beyfortus
Financial instruments fair value gains
Gains on elimination of payables				712
Diabetes alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period				2,124
Settlements				(395)
Revaluations				229
Discount unwind				62
Contingent liabilities recognised in business combination at end of period	2,020			2,020
Increase/decrease in contingent consideration balance with change in current estimates	202			$ 202
Percentage of reasonably possible increase or decrease in sales estimates				10.00%
Other
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period				$ 98
Additions				60
Settlements				(3)
Revaluations				(27)
Discount unwind				4
Contingent liabilities recognised in business combination at end of period	132			132
Interest-Bearing Loans and Borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial instruments fair value gains
Carrying value, financial liabilities	29,838			29,838
Financial liabilities, at fair value	28,591			28,591
Financial assets at amortised cost
Financial instruments fair value gains
Cash collateral pledged to counterparties	136			136
Other Investments | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets.	1,083			1,083
Money market funds | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets.	4,400			4,400
Loans | Financial assets designated as measured at fair value through profit or loss
Financial instruments fair value gains
Financial assets.	289			289
Derivatives | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets.	56			56
Level 3
Financial instruments fair value gains
Net gains on equity investments measured at fair value through other comprehensive income				1	$ 48
Level 3 | Equity investments
Financial instruments fair value gains
Financial assets.	247			247		$ 186
Level 3 | Equity warrants | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets.	$ 16			$ 16

[1]	The Q2 2023 and Q2 2022 information in respect of the three months ended 30 June 2023 and 30 June 2022 respectively included in the Interim Financial Statements have not been reviewed by PricewaterhouseCoopers LLP.